ORGANIZATION AND NATURE OF OPERATIONS - Schedule of Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
JinkoSolar Technology Limited ("Paker") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Nov. 10, 2006
Percentage of ownership		100.00%
Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition	[1]	Dec. 13, 2006
Percentage of ownership	[1]	73.00%
Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Jun. 30, 2009
Percentage of ownership		73.00%
Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Dec. 24, 2009
Percentage of ownership		73.00%
JinkoSolar GmbH ("Jinko GmbH") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Apr. 01, 2010
Percentage of ownership		73.00%
Zhejiang Jinko Solar Trading Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Jun. 13, 2010
Percentage of ownership		73.00%
Xinjiang Jinko Solar Co., Ltd. ("Xinjiang Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		May 30, 2016
Percentage of ownership		73.00%
Yuhuan Jinko Solar Co., Ltd.("Yuhuan Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Jul. 29, 2016
Percentage of ownership		73.00%
JinkoSolar (U.S.) Inc. ("Jinko US") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Aug. 19, 2010
Percentage of ownership		73.00%
Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Dec. 01, 2010
Percentage of ownership		73.00%
JinkoSolar (Switzerland) AG ("Jinko Switzerland") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		May 03, 2011
Percentage of ownership		73.00%
JinkoSolar (US) Holding Inc. ("Jinko US Holding") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Jun. 07, 2011
Percentage of ownership		73.00%
JinkoSolar Italy S.R.L. ("Jinko Italy") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Jul. 08, 2011
Percentage of ownership		73.00%
Jinko Solar Canada Co., Ltd ("Jinko Canada") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Nov. 18, 2011
Percentage of ownership		73.00%
Jinko Solar Australia Holdings Co. Pty Ltd ("Jinko Australia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Dec. 07, 2011
Percentage of ownership		73.00%
Jinko Solar Japan K.K. ("JinkoSolar Japan") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		May 21, 2012
Percentage of ownership		73.00%
Jinko Solar (Shanghai) Management Co., Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Jul. 25, 2012
Percentage of ownership		73.00%
Wide Wealth Group Holding Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Jun. 11, 2012
Percentage of ownership		100.00%
Canton Best Limited ("Canton Best BVI") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Sep. 16, 2013
Percentage of ownership		100.00%
Jinko Solar Technology SDN.BHD. ("JinkoSolar Malaysia") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Jan. 21, 2015
Percentage of ownership		73.00%
Jinko Power International (Hongkong) Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Jul. 10, 2015
Percentage of ownership		100.00%
JinkoSolar International Development Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Aug. 28, 2015
Percentage of ownership		100.00%
JinkoSolar Middle East DMCC [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Nov. 06, 2016
Percentage of ownership		73.00%
JinkoSolar Trading Privated Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Feb. 06, 2017
Percentage of ownership		73.00%
JinkoSolar LATAM Holding Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Aug. 22, 2017
Percentage of ownership		100.00%
JinkoSolar U.S. Industrial Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Nov. 16, 2017
Percentage of ownership		73.00%
JinkoSolar Household PV System Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Jan. 12, 2015
Percentage of ownership		100.00%
JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko") [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Dec. 15, 2017
Percentage of ownership		51.00%	56.40%
Poyang Ruixin Information Technology Co Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Dec. 19, 2017
Percentage of ownership		73.00%
Jinko Solar Korea Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Dec. 03, 2018
Percentage of ownership		73.00%
JinkoSolar (Sichuan) Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Feb. 18, 2019
Percentage of ownership		48.00%
JinkoSolar (Qinghai) Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Apr. 03, 2019
Percentage of ownership		40.00%
Jinko Yiwu [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Sep. 19, 2019
Percentage of ownership		40.00%
Jinko PV Material Supply SDN. BHD [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Sep. 23, 2019
Percentage of ownership		73.00%
JinkoSolar Vietnam Co., Ltd. [ Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Sep. 26, 2019
Percentage of ownership		73.00%
Jinko Chuzhou [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Dec. 26, 2019
Percentage of ownership		40.00%
Rui Xu Co., Ltd. ("Rui Xu")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Jul. 24, 2019
Percentage of ownership		100.00%
Zhejiang New Materials Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Mar. 24, 2020
Percentage of ownership		73.00%
Jinko ShangRao [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Apr. 17, 2020
Percentage of ownership		40.00%
Jinko Solar Denmark ApS
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		May 28, 2020
Percentage of ownership		73.00%
JinkoSolar Hong Kong Limited
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Aug. 17, 2020
Percentage of ownership		73.00%
Jinko Solar (Malaysia) SDN BHD
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Aug. 28, 2020
Percentage of ownership		73.00%
JinkoSolar (Chuxiong) Co., Ltd.
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Sep. 25, 2020
Percentage of ownership		73.00%
Yiwu New Materials Co., Ltd. ("Jiangxi Materials")
Subsidiary or Equity Method Investee [Line Items]
Date of Incorporation/Acquisition		Oct. 24, 2020
Percentage of ownership		73.00%

[1]	(v) In the third quarter of 2018, the Group and JinkoPower jointly invested in and established an entity named Poyang Luohong Power Co., Ltd. (“Poyang Luohong”), which develops and operates solar power project in Shangrao, Jiangxi Province. Cash capital injection with the amount of RMB98 million have been made by JinkoPower at the end of 2018. The Group held 51% equity interests of Poyang Luohong and consolidated such entity in its financial statements. In the fourth quarter of 2019, the Group disposed of 51% equity interest in Poyang Luohong to a third party buyer with the consideration of RMB99.8 million (USD14.3 million). A gain of RMB19.9 million (USD2.9 million) was recognized. The disposal gain was mainly resulted from the recognition of the un-realized profit generated from the module sales transactions between the Group and Poyang Luohong before the disposal with the amount of RMB19.9 million. Consideration associated with the transaction was collected in full in 2019.